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                             FPA PERENNIAL FUND, INC.
        SUPPLEMENT DATED FEBRUARY 11, 2005 TO PROSPECTUS DATED MAY 3, 2004

THE SECTION "EXCHANGING YOUR SHARES FOR SHARES OF OTHER FPA FUNDS" IS SUPPLEMENTED AS FOLLOWS:
Shares in accounts opened prior to February 18, 2005, may be exchanged into shares of FPA Crescent Fund until April 19, 2005. After April 19, 2005, exchanges into FPA Crescent Fund will only be offered to existing shareholders of that Fund.

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